UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2006 through June 30, 2007






PROXY VOTING FROM 6/30/06 TO 6/30/07


Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----


Plantronics, Inc.	07/26	Directors               CO      For     For
PLT     727493108       07/26   2003 Stock Incent Plan  CO      For     For
                        07/26   2002 Stock Purch Plan	CO      For     For
			07/26	Performance Bonus Plan	CO	For	For
			07/26   Ratify Auditors         CO      For     For

RSA Security Inc	09/14	Merger                  CO      For     For
RSAS    749719100       09/14   Adjourn if necessary    CO      For     For


Bebe Stores,Inc		11/17	Directors               CO      For     For
BEBE    075571109       11/17   1997 Stock Plan		CO      For     For
			11/17   Ratify Auditors         CO      For     For


Portal Player, Inc	01/07	Directors               CO      For     For
PLAY    0736187204      01/07   Merger Agrmnt		CO      For     For
			01/07   Approve postponement    CO      For     For


Schnitzer Steel Ind	01/31	Directors               CO      For     For
SCHN    806882106


Emmis Communications	02/13	Directors               CO      For     For
EMMS    291525103       02/13   Accountants		CO      For     For
			02/13   Recap Plan              CO      For     For


Universal Tech Inst,Inc	02/28	Directors               CO      For     For
UTI    913915104        02/28   Accountants		CO      For     For
			02/28   Incentive Comp Plan     CO      For     For


Olin Corporation	04/26	Directors               CO      For     For
OLN    680665205        04/26   Accounting Firm		CO      For     For


Arkansas Best Corp	04/24	Directors               CO      For     For
ABFS    040790107       04/24   Accountants		CO      For     For
			04/24   Declass Directors       CO      Against Against


Universal Forest Prod	04/18	Directors               CO      For     For
UFPI    913543104       04/18   Accountants		CO      For     For
			04/18   Director Stock Plan     CO      For     For


Louisiana Pacific Corp.	05/03	Directors               CO      For     For
LPX     546347105       05/03   Accounting Firm		CO      For     For


Building Materials	05/01	Directors               CO      For     For
BLG    120113105        05/01   Ratify Accountants	CO      For     For
			05/01   2004 Incentive Plan     CO      For     For


Olympic Steel, Inc.	04/27	Directors               CO      For     For
ZEUS    68162K106       04/27   Omnibus Inc Plan	CO      For     For
			04/27   Code of Regulations     CO      For 	For


Earthlink, Inc.		05/01	Directors               CO      For     For
ELNK     270321102      05/01   Accounting Firm		CO      For     For


Journal register	05/02	Directors               CO      For     For
JRN    481138105        05/02   Ratify Accountants	CO      For     For
			05/02   1997 Incentive Plan     CO      For     For


Belo Corp		05/08	Directors               CO      For     For
BLC    080555105        05/08   Ratify Accountants	CO      For     For
			05/08   Repeal class board      SHAR    Against Against

Symbion, Inc		05/08	Directors               CO      For     For
SMBI    871507109       05/08   Ratify Accountants	CO      For     For


Lojack Corp		05/17	Directors               CO      For     For
LOJN    539451104       05/17   Ratify Accountants	CO      For     For


Stone Energy Corp	05/17	Directors               CO      For     For
SGY    861642106        05/17   Ratify Accountants	CO      For     For


Odyssey Healthcare, Inc.05/03	Directors               CO      For     For
ODSY    67611V101       05/03   Ratify Accountants	CO      For     For


Polaris Industries Inc.	04/19	Directors               CO      For     For
JRN    481138105        04/19   Omnibus Incentive	CO      For     For
			04/19   Other Business		CO      For     For

Georgia Gulf Corp	05/15	Directors               CO	For	For
GGC	373200203	05/15	2002 Incentive Plan	CO	For	For
			05/15   Auditor Ratify   	CO	For	For

Rackable Systems Inc	05/23	Directors               CO	For	For
RACK	750077109	05/23	Ratify Auditors		CO	For	For


Komag, Inc		05/23	Directors               CO	For	For
KOMG	500453204	05/23	Ratify Auditors		CO	For	For


Furniture Brands, Inc	05/03	Directors               CO	For	For
FBN	360921100	05/03	Ratify Auditors		CO	For	For


Labor Ready, Inc.	05/16	Directors               CO	For	For
LRW	505401208	05/16	Ratify Auditors		CO	For	For


A.S.V. Inc.		06/01	Directors               CO	For	For
ASVI	001963107	06/01	Ratify Auditors		CO	For	For


H&E Equipment Svs, Inc	06/05	Directors               CO	For	For
HEES	404030108	06/05	Ratify Auditors		CO	For	For


Patterson-UTI , Inc	06/07	Directors               CO	For	For
PTEN	703481101	06/07	Ratify Auditors		CO	For	For


Cavco Industries, Inc.	06/26	Directors               CO	For	For
CVCO	149568107	06/26	Ratify Auditors		CO	For	For


Pier 1 Imports, Inc.	06/28	Directors               CO	For	For
PIR	720279108	06/28	Pay for Perf		SHAR	Against	Against





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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 08/27/07